RELATED PARTY TRANSACTIONS - General and administrative expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
General Administrative And Professional Fees [Line Items]
General and administrative expenses and professional fees	$ 0	$ 42,725
Series 47
General Administrative And Professional Fees [Line Items]
General and administrative expenses and professional fees	0	14,103
Series 48
General Administrative And Professional Fees [Line Items]
General and administrative expenses and professional fees	0	13,357
Series 49
General Administrative And Professional Fees [Line Items]
General and administrative expenses and professional fees	$ 0	$ 15,265